Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long term debt

	June 30,	December 31,
	2012	2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	190,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	116,594	120,796
U.S. Dollar-denominated Term Loan due through 2019	334,310	346,768
U.S. Dollar-denominated Term Loan due through 2021	315,802	321,337
U.S. Dollar-denominated Term Loan due through 2021	111,877	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	117,475	—
Euro-denominated Term Loans due through 2023	334,312	348,906

Total	1,533,652	1,315,231
Less current portion	85,138	84,722

Total	1,448,514	1,230,509